Remuneration of key management personnel	12 Months Ended
Dec. 31, 2019
Remuneration of key management personnel
Remuneration of key management personnel

26.   Remuneration of key management personnel

The remuneration of the key management personnel, which comprises the Company’s management committee, during the years ended December 31 is as follows:

	2019	2018	2017
	US$'000	US$'000	US$'000
Fixed remuneration	5,404	6,068	5,625
Variable remuneration	254	—	3,710
Contributions to pension plans and insurance policies	350	379	215
Share-based compensation	4,882	1,777	1,738
Termination benefits	1,147	2,284	—
Other remuneration	7	23	17
Total	12,044	10,531	11,305

During 2019, 2018 and 2017, no loans and advances have been granted to key management personnel.